LEASE LIABILITIES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
LEASE LIABILITIES

20.	LEASE LIABILITIES

The following table presents lease obligations for the Group for the years ended March 31, 2026 and 2025.

Leased properties
HK$

Balance as at April 1, 2024	384,560

Imputed interest	16,621
Lease payments	(231,600)
Balance as at March 31, 2025	169,581
Addition	612,961
Imputed interest	9,780
Lease payments	(229,200)
Balance March 31, 2026	563,122

Less: Current portion	(194,501)
Non-current lease liabilities	368,621

The weighted average incremental borrowing rates applied to lease liabilities at 5.95% (2025: 5.95%).

The following table discloses the undiscounted cash flow for lease liabilities as at March 31, 2026:

Leased properties
HK$
Less than one year	222,000
Within a period of more than one year but not more than two years	222,000
Within a period of two years but not more than three years	166,500
Total	610,500

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)